Loan and lease operations (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payments receivable	R$ 10,898	R$ 11,360
Future financial income	(3,221)	(3,511)
Present value	7,677	7,849
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,584	1,888
Future financial income	(434)	(596)
Present value	1,150	1,292
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,338	1,455
Future financial income	(416)	(449)
Present value	922	1,006
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,022	1,026
Future financial income	(333)	(339)
Present value	689	687
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	770	814
Future financial income	(275)	(271)
Present value	495	543
Current [member]
IfrsStatementLineItems [Line Items]
Payments receivable	2,208	2,273
Future financial income	(482)	(617)
Present value	1,726	1,656
Current [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Payments receivable	2,208	2,273
Future financial income		(617)
Present value	1,726	1,656
Non Current [Member]
IfrsStatementLineItems [Line Items]
Payments receivable	8,690	9,087
Future financial income	(2,739)	(2,894)
Present value	5,951	6,193
Non Current [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	3,976	3,904
Future financial income	(1,281)	(1,239)
Present value	R$ 2,695	R$ 2,665